Notes to the consolidated statement of cash flows	12 Months Ended
Jun. 30, 2025
Notes to the consolidated statement of cash flows
Notes to the consolidated statement of cash flows

30.    Notes to the consolidated statement of cash flows

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Total
Interest payments on financial liabilities	(43)	(2,416)	(2,460)
Lease payments	—	(4,059)	(4,059)
Change in Cash Flow	(43)	(6,475)	(6,519)

Net debt as of July 1, 2022	—	22,007	22,007

Additions (Disposals)	(86)	26,772	26,686
Interest expenses	43	2,417	2,460
Total change in liabilities	(43)	29,189	29,146

Net debt as of June 30, 2023	—	57,672	57,672

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Total
Interest payments on financial liabilities	(1,856)	(2,916)	(4,772)
Lease payments	—	(7,925)	(7,925)
Change in Cash Flow	(1,856)	(10,841)	(12,697)

Net debt as of July 1, 2023	—	57,672	57,672

Additions (Disposals)	(3,712)	(21,663)	(25,375)
Interest expenses	1,856	2,916	4,772
Total change in liabilities	(1,856)	(18,747)	(20,603)

Net debt as of June 30, 2024	—	49,765	49,765

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Total
Interest payments on financial liabilities	(3,113)	(4,167)	(7,280)
Lease payments	—	(10,057)	(10,057)
Change in Cash Flow	(3,113)	(14,224)	(17,337)

Net debt as of July 1, 2024	—	49,765	49,765

Additions (Disposals)	10,000	169,095	179,095
Interest expenses	3,113	4,167	7,280
Total change in liabilities	13,113	173,262	186,375

Net debt as of June 30, 2025	10,000	208,803	218,803

As of June 30, 2025, LuxExperience Group cash equivalent balances are available for use.